Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Operating Results Of Discontinued Operations [Table Text Block]

The following table summarizes the operating results of the discontinued operations:

	Year ended December 31
(In thousands of US$)	2012	2011	2010

Other income:
Fees and commissions (1)	2,683	2,942	3,621
Other income	20	-	181
	2,703	2,942	3,802
Operating expenses:
Salaries and other employee expenses	(1,535)	(1,443)	(1,247)
Depreciation and amortization	(21)	(27)	(39)
Professional services	(699)	(731)	(968)
Maintenance and repairs	(7)	(5)	(1)
Other operating expenses	(1,122)	(1,156)	(1,341)
Total operating expenses	(3,384)	(3,362)	(3,596)
Net gain (loss) from discontinued operations	(681)	(420)	206

(1)	Includes management fees from the investment fund for $2,588 thousand, $2,832 thousand, and $3,106 thousand in years 2012, 2011 y 2010, respectively.